TRADE RECEIVABLES (Details Textual) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of TRADE RECEIVABLES [Line Items]
Allowance of doubtful accounts on trade receivables	¥ 95,504,000	¥ 23,940,000
Expected credit loss rate	13.00%	8.00%
Five Largest Customers [Member]
Disclosure Of TRADE RECEIVABLES [Line Items]
Expected credit loss rate	43.00%	26.00%